PRINCIPAL ACCOUNTING POLICIES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Land use rights Minimum	Dec. 31, 2013 Land use rights Maximum	Dec. 31, 2013 Building	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2013 Electronic equipment Minimum	Dec. 31, 2013 Electronic equipment Maximum	Dec. 31, 2013 Furniture and fixtures	Dec. 31, 2013 Motor vehicles	Dec. 31, 2013 Other assets	Dec. 31, 2013 Denominated in United States dollars USD ($)	Dec. 31, 2013 Denominated in United States dollars CNY	Dec. 31, 2012 Denominated in United States dollars USD ($)	Dec. 31, 2012 Denominated in United States dollars CNY
Principal accounting policies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements	6.0537
Amount of cash and restricted cash held in U.S. dollars																	$ 29,715	181,169	$ 33,572	211,017
Loss from impairment of long-term investments			15,081
Proceeds from sale of coupon advertising services business		1,318
Estimated useful lives								32 years 5 months 1 day	50 years	20 years		3 years	5 years	5 years	5 years	5 years
Estimated useful lives											Lesser of the lease period or the estimated useful life
Useful life of intangible assets				5 years		10 years
Impairment of long-lived assets recognized	0	0	0
Display period of online recruitment services					7 days		1 year
Business tax rate (as a percent)	5.00%
Value-added tax rate (as a percent)	6.00%
Advertising and promotion expenses	80,307	65,667	62,371